SEMIANNUAL REPORT
SEPTEMBER 30, 2001

PRUDENTIAL
REAL ESTATE SECURITIES FUND

FUND TYPE
Stock

OBJECTIVE
High current income and long-term growth of capital

This report is not authorized for
distribution to prospective investors
unless preceded or accompanied by a
current prospectus.

The views expressed in this report
and information about the Fund's
portfolio holdings are for the
period covered by this report and
are subject to change thereafter.

Prudential Financial is a service
mark of The Prudential Insurance
Company of America, Newark, NJ, and
its affiliates.

(LOGO)

Prudential Real Estate Securities Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Real Estate
Securities Fund (the Fund) provides
an opportunity for high current
income and long-term growth of
capital by investing primarily in
equity-related securities of real
estate companies. We use a value-
oriented investment style: we seek
companies that we believe have the
potential for high risk-adjusted
return on investment capital.
Investing in real estate poses
certain risks related to economic
conditions, as well as risks
related to an individual property,
credit, and interest-rate
fluctuations. There can be no
assurance that the Fund will
achieve its investment objective.

Portfolio Composition

Expressed as a percentage of
net assets as of 9/30/01
 27.7% Office Property
 19.4  Apartments
 10.1  Regional Malls
  9.8  Mixed Office/Industrial
  9.7  Warehouse/Industrial
  7.6  Shopping Centers
  3.6  Diversified
  3.0  Hotels
  2.7  Self-Storage
  2.6  Healthcare Property
  1.4  Real Estate Development
  2.4  Cash & Equivalents

Ten Largest Holdings

Expressed as a percentage of
net assets as of 9/30/01

  13.1% Equity Office Properties Trust
        Office Property
   5.9  Boston Properties, Inc.
        Office Property
   5.8  Equity Residential Properties Trust
        Apartments
   4.5  Apartment Investment &
        Management Co. (Class A Stock)
        Apartments
   3.6  Vornado Realty Trust
        Diversified
   3.5  Prentiss Properties Trust
        Mixed Office/Industrial
   3.4  AMB Property Corp.
        Warehouse/Industrial
   3.3  General Growth Properties, Inc.
        Regional Malls
   3.2  Kimco Realty Corp.
        Shopping Centers
   3.2  Avalonbay Communities, Inc.
        Apartments

Holdings are subject to change.

      www.prudential.com  (800) 225-1852

Semiannual Report        September 30, 2001

Cumulative Total Returns1            As of 9/30/01
                                 Six          One          Since
                                Months        Year       Inception2
Class A                          5.72%        7.21%        -0.14%
Class B                          5.33         6.42         -2.66
Class C                          5.33         6.42         -2.66
Class Z                          5.85         7.46          0.77
Lipper Real EstateFund Avg.3     5.61         7.41          8.81

Average Annual Total Returns1          As of 9/30/01

                                              One          Since
                                              Year       Inception2
Class A                                       1.85%        -1.53%
Class B                                       1.42         -1.37
Class C                                       4.37         -1.08
Class Z                                       7.46          0.23

Past performance is not indicative
of future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost.

1 Source: Prudential Investments
LLC and Lipper Inc. The cumulative
total returns do not take into
account sales charges. The average
annual total returns do take into
account applicable sales charges.
The Fund charges a maximum front-
end sales charge of 5% for Class A
shares. Class B shares are subject
to a declining contingent deferred
sales charge (CDSC) of 5%, 4%, 3%,
2%, 1%, and 1% for six years.
Approximately seven years after
purchase, Class B shares will
automatically convert to
Class A shares on a quarterly
basis. Class C shares are subject
to a front-end sales charge of 1%
and a CDSC of 1% for 18 months.
Class Z shares are not subject to a
sales charge or distribution and
service (12b-1) fees.

2 Inception date: Class A, B, C,
and Z, 5/5/98.

3 The Lipper Average is unmanaged,
and is based on the average return
for all funds in each share class
for the six-month, one-year, and
since inception periods in the
Lipper Real Estate Fund category.
Lipper Real Estate funds invest 65%
of their portfolio in equity
securities of domestic and foreign
companies engaged in the real
estate industry.
                                  1

(LOGO)                     November 14, 2001

DEAR SHAREHOLDER,
The days following the attacks of
September 11 were difficult and
full of conflicting emotions for
all Americans. As a nation, we
mourned, yet our resolve to carry
on was strong.

At Prudential Financial, getting
back to business was the best way
we knew to pay tribute to the
American spirit and reassure our
clients of our unwavering
commitment to their investment
needs. Under normal circumstances,
the investment landscape is a
difficult one to navigate, and in
the aftermath of the terrorist
attacks, it was even more so. We
wanted to make sure we were
available to provide the expertise
and resources to help make those
days less daunting.

As of this writing, what we have
known about the financial markets--
that they are resilient--has been
reaffirmed. In the period following
the attacks, the Dow Jones Industrial
Average, a general measure of stock
market performance, fell to its lowest
level in four years. Within less
than two months, by November 9, the
Index had risen above pre-September
11 levels.

The behavior of the broad market in
the weeks following September 11
underscores the importance of
refraining from making investment
decisions based on emotional
reactions. It is better to maintain
a patient focus on long-term
investment strategies. It's also a
good idea to review portfolio
composition to ensure that assets
are allocated in a way that is best
suited to meet risk tolerance and
long-term investment goals.
Finally, and above all else,
investors should continue to seek
guidance from a financial professional.

Sincerely,

David R. Odenath, Jr., President
Prudential Real Estate Securities Fund

Prudential Real Estate Securities Fund

Semiannual Report  September 30, 2001

INVESTMENT ADVISER'S REPORT

HOW WE DID
During the six-month reporting
period ended September 30, 2001,
the Prudential Real Estate
Securities Fund's Class A shares
returned 5.72%. After deducting the
Class A share sales charge, the
Fund returned 0.44%. The Fund,
before taking sales charges into
consideration, performed in line
with the 5.61% average of its peer
group, the Lipper Real Estate
Funds, but underperformed the 8.11%
return of its benchmark, the
Wilshire REIT Index.

Given our long-term horizon, we
typically choose to invest in
companies that are large,
established, and well capitalized.
For this reason, the smaller, less
well-managed, higher-yielding
companies that did better overall
during the period (we discuss this
in more depth later in this report)
do not have a significant presence in
our portfolio since they tend not to
fit our investment criteria. This
is the primary reason why the Fund
underperformed its benchmark index.

REITs CONTINUE TO OUTPERFORM BROADER EQUITY MARKET
Real Estate Investment Trusts
(REITs) continued their pattern of
outperformance versus the broader
equity market during the review
period. Compared to the positive
returns generated by the REIT
market, the S&P 500 Composite Stock
Price Index (S&P 500 Index)--a broad
measure of equity market
performance--declined 9.68% over the
six months ended September 30, 2001.

One reason for REITs' strong showing
was their dividend-generating ability
over the period. On average, REITs'
dividend yield is approximately 7%. As
interest rates declined over the reporting
period, this average dividend yield of
7%--given the scarcity of anything
comparable--attracted income-
seeking investors. In addition,
investors found REITs' relative
stability attractive amid ongoing
market turbulence. As defensive
investments, their movements tend
to have a low correlation to the
overall market.
                               3

Prudential Real Estate Securities Fund

Holdings expressed as a percentage of the Fund's net assets

Comments on Largest Holdings  As of 9/30/01
13.1%  Equity Office Properties Trust/Office Property
       Equity Office Properties is the
       nation's largest publicly held
       office building owner and manager.
       Its portfolio consists of 670
       buildings comprising 125 million
       square feet in  24 states and
       the District of Columbia. The company
       has a presence in 38 metropolitan
       statistical areas and 146 local
       submarkets.

 5.9%  Boston Properties, Inc./Office Property
       Boston Properties is one of the
       largest owners and developers of
       Class A office space in the United States.
       The company concentrates on four core markets--
       Boston; Midtown Manhattan; Washington, D.C.; and San
       Francisco. Its portfolio consists of 147 properties comprising more than 40.9 million square feet, including 13 properties under development totaling
       5 million square feet.

 5.8%  Equity Residential Properties Trust/Apartments
       Equity Residential Properties Trust
       is one of the largest publicly
       traded apartment companies in the
       United States. The company owns and
       manages 1,081 properties in 35 states
       consisting of 225,590 units.

 4.5% Apartment Investment & Management Co. (Class A Stock)/Apartments Apartment Investment & Management
       Company is one of the largest
       owners and managers of apartment
       communities nationwide. The
       company, through its subsidiaries,
       operates approximately 1,620
       properties, including approximately
       312,000 units, and serves
       approximately 1 million residents.
       The properties are located in 46
       states, the District of Columbia,
       and Puerto Rico.

 3.6%  Vornado Realty Trust/Diversified
       Vornado Realty Trust owns and
       manages over 80 million square feet
       of property across four major
       business platforms--Office, Retail,
       Merchandise Mart, and Temperature
       Controlled Logistics. Vornado is
       the largest owner and operator of
       commercial property in Manhattan,
       and will be the largest owner and
       operator in the Washington D.C.
       metropolitan market subsequent to
       the company's acquisition of
       Charles E. Smith Commercial Realty.

       Holdings are subject to change.
4
    www.prudential.com  (800) 225-1852

Semiannual Report  September 30, 2001

S&P AND FED DECISIONS BUOY REITs
Decisions made by Standard & Poor's
(S&P) and the Federal Reserve (the
Fed) also played important roles in
the positive performance of the
REIT market over the period. S&P's
decision to consider REITs for
inclusion in its U.S. indexes
brought renewed interest to the
sector. The determination was made
based on S&P's view that REITs are
operating companies subject to the
same economic and financial factors
as other U.S. companies that are
publicly traded and listed on major
market exchanges. To an extent, the
assessment has given REITs a degree
of credibility within the
investment community that they had
not previously possessed.

The Fed's moves to lower short-term
interest rates (what banks charge
each other for overnight loans) in
order to bolster a weak economy
also helped buoy the REIT market.
The Fed lowered rates five times
during the reporting period, and a
total of 10 times so far this year.
The low interest-rate environment
made many safe haven investments--
primarily bonds--less attractive
when compared to REITs' high
average dividend yield. In
addition, many REITs were able to
lower the average cost of their
debt through refinancings.

STRATEGIES THAT WORKED
Several strategies generated strong
results for the Fund over the six
months ended September 30, 2001.
Going into the period, we were
overweight in office REITs because
we believed their low valuation
levels were attractive. Earlier in
the year, the sector was hurt by an
overabundance of available office
space as smaller companies entered
bankruptcy and larger companies
placed unused portions of their
office space on the market for
sublease. However, as the period
progressed, this sector of the REIT
market did well as investors came
to value the relative protection of
earnings associated with the longer
average duration of office property
leases. Specific holdings that did
well for us included Equity Office
Properties (see Comments on Largest
Holdings), Public Storage, and SL
Green Realty Corp.
                                5

Prudential Real Estate Securities Fund

Semiannual Report  September 30, 2001

Another strategy that worked well
was our position in healthcare. The
sector is considered defensive--
illness and aging are facts of
life--and the defensive characteristic,
as we have already noted, is attractive
during times of economic uncertainty.
In addition, as a high-dividend-yield
choice, income-seeking investors
supported the sector. Finally, the
enactment of legislation that
increased medicare reimbursement
ratios should enhance operator
margins and protect current rental
rates paid to owners, that is, the
REITs. Examples of portfolio
holdings in this sector included
Senior Housing Properties and
Ventas.

STRATEGIES THAT DIDN'T WORK
The portfolio maintained a
significant allocation to
economically sensitive REITs, given
our expectations for a late-year
economic recovery. However, the
delay in the recovery, which was
furthered by the September 11
attacks, caused these sectors to
perform below our expectations.
Among the sectors most hurt was
lodging, which, in the weeks
following September 11, saw a steep
drop-off in business as nervous
individuals postponed their travel
plans. Host Marriot is an example
of a lodging position held in the
portfolio.

In addition, positions in companies
located in higher-growth markets,
such as San Francisco and Silicon
Valley, California, and Boston,
Massachusetts, also created a drag
on the Fund's return. Technology
booms in these areas made them
high-growth markets, but in the
wake of the technology market's
downturn, many tech companies went
bankrupt. This has hurt landlords
in these regions, including Mission
West Properties, a Fund holding.

Finally, as previously mentioned,
REITs with higher dividend yields
did better over the review period
than those with lower ones. During
volatile market times, retail
investors are attracted to these
investments for the income they
generate. However, we believe these
stocks generally have high yields
because there are underlying
problems associated with the
companies that issue them. In a
recessionary environment, we think
these companies are more likely
than most to cut their dividends,
so we generally avoided them over
the period.

    www.prudential.com  (800) 225-1852

LOOKING AHEAD
In the aftermath of the terrorist
attacks on September 11, the fact
that the Fed's actions failed to
ignite a sluggish U.S. economy was
brought into greater focus. It
became clear that the U.S. economy
had entered into a recessionary
period.

We now believe that the recovery we
had been expecting for late
2001/early 2002 is more likely to
occur toward the end of 2002. We
will continue to invest cautiously
and maintain a diversified
portfolio of property types; in
other words, we do not intend to
substantially overinvest in any
sector at this time.

In keeping with our investment
strategy, we will continue to look
for companies that possess strong
balance sheets and flexible capital
structures, and which generate
dividends that are safe and well
supported. We believe companies
with these attributes will be able
to find, and more easily act upon,
opportunities--for example,
attractive acquisitions of
buildings or the purchase of land
for future development--that may
present themselves during the
current recession. Ultimately, we
feel these opportunities will give
the companies that can pursue them
an added advantage when the next
economic cycle begins.

Prudential Real Estate Securities Fund Management Team

                SEMIANNUAL REPORT
                SEPTEMBER 30, 2001

PRUDENTIAL
REAL ESTATE SECURITIES FUND
-----------------------------------

                FINANCIAL STATEMENTS

       Prudential Real Estate Securities Fund
             Portfolio of Investments as of September 30, 2001 (Unaudited)

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  97.6%
Common Stocks
-------------------------------------------------------------------------------------
Apartments  19.4%
      44,800   Apartment Investment & Management Co. (Class 'A'
                Stock)                                                $    2,027,648
      35,000   Archstone Communities Trust                                   913,500
      30,000   Avalonbay Communities, Inc.                                 1,432,500
       7,800   Charles E. Smith Residential Realty, Inc.                     401,700
      45,000   Equity Residential Properties Trust                         2,628,000
      20,000   Essex Property Trust, Inc.                                    982,000
      25,000   United Dominion Realty Trust, Inc.                            357,000
                                                                      --------------
                                                                           8,742,348
-------------------------------------------------------------------------------------
Diversified  3.6%
      40,500   Vornado Realty Trust                                        1,607,850
-------------------------------------------------------------------------------------
Health Care Property  2.6%
      38,000   Senior Housing Properties Trust                               511,100
      60,000   Ventas, Inc.                                                  651,000
                                                                      --------------
                                                                           1,162,100
-------------------------------------------------------------------------------------
Hotels  3.0%
     124,700   Host Marriott Corp.                                           879,135
      50,400   Innkeepers USA Trust                                          453,600
                                                                      --------------
                                                                           1,332,735
-------------------------------------------------------------------------------------
Mixed Office/Industrial  9.8%
      57,000   Duke Realty Corp.                                           1,350,330
      35,000   Liberty Property Trust                                      1,004,150
      39,900   Mission West Properties Inc.                                  478,800
      57,400   Prentiss Properties Trust                                   1,578,500
                                                                      --------------
                                                                           4,411,780
-------------------------------------------------------------------------------------
Office Property  27.7%
      23,400   Alexandria Real Estate Equities, Inc.                         923,130
      69,000   Boston Properties, Inc.                                     2,630,970
      32,000   CarrAmerica Realty Corp.                                      958,720
      50,000   Crescent Real Estate Equities Co.                           1,072,500

    See Notes to Financial Statements                                      9

       Prudential Real Estate Securities Fund
             Portfolio of Investments as of September 30, 2001 (Unaudited)
Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
     183,541   Equity Office Properties Trust                         $    5,873,312
      32,000   SL Green Realty Corp.                                       1,008,640
                                                                      --------------
                                                                          12,467,272
-------------------------------------------------------------------------------------
Real Estate Development  1.4%
      50,000   Fortress Investment Corp.(a)                                  618,750
-------------------------------------------------------------------------------------
Regional Malls  10.1%
      35,000   CBL & Associates Properties, Inc.                             953,750
      42,400   General Growth Properties, Inc.                             1,474,248
      17,500   Rouse Co.                                                     422,975
      45,000   Simon Property Group, Inc.                                  1,210,950
      40,000   Taubman Centers, Inc.                                         500,000
                                                                      --------------
                                                                           4,561,923
-------------------------------------------------------------------------------------
Self Storage  2.7%
      36,400   Public Storage, Inc.                                        1,215,760
-------------------------------------------------------------------------------------
Shopping Centers  7.6%
      10,000   Chelsea Property Group, Inc.                                  454,500
      56,000   Glimcher Realty Trust                                         906,080
      30,000   Kimco Realty Corp.                                          1,456,500
      12,500   Weingarten Realty Investors                                   607,500
                                                                      --------------
                                                                           3,424,580
-------------------------------------------------------------------------------------
Warehouse/Industrial  9.7%
      63,000   AMB Property Corp.                                          1,543,500
      15,800   CenterPoint Properties Corp.                                  754,450
      45,000   First Industrial Realty Trust, Inc.                         1,350,000
      33,000   ProLogis Trust                                                696,300
                                                                      --------------
                                                                           4,344,250
                                                                      --------------
               Total long-term investments
                (cost $39,623,690)                                        43,889,348
                                                                      --------------

    10                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.
(Unaudited)

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT  2.0%
-------------------------------------------------------------------------------------
Repurchase Agreement
$       890   Joint Repurchase Agreement Account, 3.22%, 10/1/01
               (cost $890,000; Note 5)                               $      890,000
                                                                     --------------
              Total Investments  99.6%
               (cost $40,513,690; Note 4)                                44,779,348
              Other assets in excess of liabilities  0.4%                   176,882
                                                                     --------------
              Net Assets  100%                                       $   44,956,230
                                                                     --------------
                                                                     --------------

------------------------------
(a) Fair-valued security.
    See Notes to Financial Statements                                     11

       Prudential Real Estate Securities Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                September 30, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $40,513,690)                           $ 44,779,348
Cash                                                                        783
Dividends and interest receivable                                       445,853
Receivable for investments sold                                         109,854
Receivable for Fund shares sold                                          64,447
Deferred organization expenses and other assets                          36,073
                                                                ------------------
      Total assets                                                   45,436,358
                                                                ------------------
LIABILITIES
Accrued expenses                                                        260,585
Payable for Fund shares reacquired                                      161,665
Distribution fee payable                                                 29,400
Management fee payable                                                   28,478
                                                                ------------------
      Total liabilities                                                 480,128
                                                                ------------------
NET ASSETS                                                         $ 44,956,230
                                                                ------------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $      4,965
   Paid-in capital in excess of par                                  72,592,194
                                                                ------------------
                                                                     72,597,159
   Undistributed net investment income                                  831,253
   Accumulated net realized loss on investments                     (32,737,840)
   Net unrealized appreciation on investments                         4,265,658
                                                                ------------------
Net assets, September 30, 2001                                     $ 44,956,230
                                                                ------------------
                                                                ------------------

    12                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                September 30, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($12,072,275 / 1,331,114 shares of beneficial interest
      issued and outstanding)                                             $9.07
   Maximum sales charge (5% of offering price)                              .48
                                                                ------------------
   Maximum offering price to public                                       $9.55
                                                                ------------------
                                                                ------------------
Class B:
   Net asset value, offering price and redemption price per
      share ($27,459,662 / 3,034,447 shares of beneficial
      interest issued and outstanding)                                    $9.05
                                                                ------------------
                                                                ------------------
Class C:
   Net asset value and redemption price per share
      ($4,404,463 / 486,711 shares of beneficial interest
      issued and outstanding)                                             $9.05
   Sales charge (1% of offering price)                                      .09
                                                                ------------------
   Offering price to public                                               $9.14
                                                                ------------------
                                                                ------------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($1,019,830 / 112,332 shares of beneficial
      interest issued and outstanding)                                    $9.08
                                                                ------------------
                                                                ------------------

    See Notes to Financial Statements                                     13

       Prudential Real Estate Securities Fund
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                      Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends                                                        $1,446,263
   Interest                                                             22,580
                                                                ------------------
      Total income                                                   1,468,843
                                                                ------------------
Expenses
   Management fee                                                      182,172
   Distribution fee--Class A                                            17,474
   Distribution fee--Class B                                           144,311
   Distribution fee--Class C                                            23,452
   Custodian's fees and expenses                                        55,000
   Registration fees                                                    38,000
   Reports to shareholders                                              33,000
   Transfer agent's fees and expenses                                   31,000
   Legal fees and expenses                                              18,000
   Audit fee                                                            13,000
   Amortization of organizational expense                               10,938
   Trustees' fees and expenses                                           6,000
   Miscellaneous                                                         9,086
                                                                ------------------
      Total expenses                                                   581,433
                                                                ------------------
Net investment income                                                  887,410
                                                                ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions                         2,707,139
Net change in unrealized appreciation on investments                  (940,602)
                                                                ------------------
Net gain on investments                                              1,766,537
                                                                ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $2,653,947
                                                                ------------------
                                                                ------------------

    14                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months               Year
                                                  Ended                 Ended
                                            September 30, 2001      March 31, 2001
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $    887,410          $  1,473,025
   Net realized gain on investment
      transactions                                2,707,139               483,596
   Net change in unrealized appreciation
      on investments                               (940,602)            4,935,441
                                            ------------------    ------------------
   Net increase in net assets resulting
      from operations                             2,653,947             6,892,062
                                            ------------------    ------------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                      (212,854)             (359,822)
      Class B                                      (320,272)             (455,579)
      Class C                                       (52,300)              (75,630)
      Class Z                                       (16,753)              (33,276)
                                            ------------------    ------------------
                                                   (602,179)             (924,307)
                                            ------------------    ------------------
Fund share transactions (net of share
   conversions) (Note 6)
   Net proceeds from shares sold                  2,904,447             6,808,057
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                 477,102               713,340
   Cost of shares reacquired                     (9,493,355)          (21,541,471)
                                            ------------------    ------------------
   Net decrease in net assets from Fund
      share transactions                         (6,111,806)          (14,020,074)
                                            ------------------    ------------------
Total decrease                                   (4,060,038)           (8,052,319)
NET ASSETS
Beginning of period                              49,016,268            57,068,587
                                            ------------------    ------------------
End of period(a)                               $ 44,956,230          $ 49,016,268
                                            ------------------    ------------------
                                            ------------------    ------------------
------------------------------
(a) Includes undistributed net investment
    income of:                                 $    831,253          $    546,022
                                            ------------------    ------------------

    See Notes to Financial Statements                                     15

       Prudential Real Estate Securities Fund
             Notes to Financial Statements (Unaudited)

      Prudential Real Estate Securities Fund (the 'Fund') is registered under the Investment Company Act of 1940 as a nondiversified, open-end, management investment company. The Fund was established as a Delaware business trust on October 24, 1997. The Fund issued 2,500 shares of beneficial interest each of Class A, Class B, Class C and Class Z on February 18, 1998 to Prudential Investments Fund Management LLC ('PIFM'). Investment operations commenced on May 5, 1998. The investment objective of the Fund is high current income and long-term growth of capital. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities for which the primary market is on an
exchange or NASDAQ National Market securities are valued at the last sale price on such exchange on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities for which reliable market quotations are not readily available are valued by the Valuation Committee or Board of Trustees in consultation with the manager or subadviser.

      Short-term securities which mature in more than 60 days are valued based upon current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      All securities are valued as of 4:15 p.m., New York time.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with United States financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized and unrealized gains (losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
    16

       Prudential Real Estate Securities Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Taxes:    It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income quarterly and distributions of net realized capital gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Organization Expenses:    Organization costs of approximately $108,700 are
being amortized ratably over a period of sixty months from the date the Fund commenced investment operations.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'), formerly known as The Prudential Investment Corporation. The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PIFM pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly at an annual rate of .75 of 1% of the Fund's average daily net assets.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to a plan of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses
                                                                          17

       Prudential Real Estate Securities Fund
             Notes to Financial Statements (Unaudited) Cont'd.

under the Plans were .25 of 1% of the average daily net assets of Class A shares and 1% of the average daily net assets of both the Class B and C shares for the six months ended September 30, 2001.

      PIMS has advised the Fund that it received approximately $9,400 and $3,200 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended September 30, 2001. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended September 30, 2001, it received approximately $50,700 and $1,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIM and PIMS are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America ('Prudential'). Effective November 1, 2001, PIFM's name changed to Prudential Investments LLC.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $500 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 7, 2002. Prior to March 9, 2001, the maximum commitment was $1 billion and the commitment fee was .080 of 1% of the unused portion of the credit facility. Effective September 14, 2001, the commitment under the SCA was increased to $930 million through December 31, 2001. Effective January 1, 2002, the commitment will be reduced to $500 million. All other terms and conditions are unchanged. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended September 30, 2001.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended September 30, 2001, the Fund incurred fees of approximately $29,000 for the services of PMFS. As of September 30, 2001, approximately $2,800 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
    18

       Prudential Real Estate Securities Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended September 30, 2001 aggregated $11,423,951 and $16,970,670, respectively.

      The United States federal income tax basis of the Fund's investments at September 30, 2001 was $40,973,807 and, accordingly, net unrealized appreciation for federal income tax purposes was $3,805,541 (gross unrealized appreciation--$5,117,243; gross unrealized depreciation--$1,311,702).

      For federal income tax purposes, the Fund had a capital loss carryforward as of March 31, 2001, of approximately $34,810,000, of which $11,509,000 expires in 2007, $21,157,000 expires in 2008 and $2,144,000 expires in 2009.
Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of September 30, 2001, the Fund had a .16% undivided interest in the joint account. The undivided interest for the Fund represents $890,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor were as follows:

      Bear, Stearns & Co. Inc., 3.25%, in the principal amount of $155,000,000, repurchase price $155,041,979, due 10/01/01. The value of the collateral including accrued interest was $160,189,704.

      Credit Suisse First Boston Corp., 3.30%, in the principal amount of $155,000,000, repurchase price $155,042,625, due 10/01/01. The value of the collateral including accrued interest was $158,102,975.

      Goldman, Sachs & Co., 3.17%, in the principal amount of $150,000,000, repurchase price $150,039,625, due 10/01/01. The value of the collateral including accrued interest was $153,000,530.

      J.P. Morgan Chase, 3.05%, in the principal amount of $55,933,000, repurchase price $55,947,216, due 10/01/01. The value of the collateral including accrued interest was $57,118,193.

      UBS Warburg, 3.17%, in the principal amount of $30,108,000, repurchase price $30,115,954, due 10/01/01. The value of the collateral including accrued interest was $30,714,601.
                                                                          19

       Prudential Real Estate Securities Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who are qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value divided into four classes, designated Class A, Class B, Class C and Class Z.

      Transactions in shares of beneficial interest were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended September 30, 2001:
Shares sold                                                      92,219    $     858,682
Shares issued in reinvestment of dividends and
  distributions                                                  16,913          149,822
Shares reacquired                                              (522,626)      (4,785,960)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (413,494)      (3,777,456)
Shares issued upon conversion from Class B                       10,433           93,456
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (403,061)   $  (3,684,000)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended March 31, 2001:
Shares sold                                                     275,423    $   2,242,949
Shares issued in reinvestment of dividends                       27,665          231,590
Shares reacquired                                              (733,622)      (6,110,208)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (430,534)      (3,635,669)
Shares issued upon conversion from Class B                       42,146          366,802
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (388,388)   $  (3,268,867)
                                                            -----------    -------------
                                                            -----------    -------------
Class B
----------------------------------------------------------
Six months ended September 30, 2001:
Shares sold                                                     129,872    $   1,195,378
Shares issued in reinvestment of dividends and
  distributions                                                  29,876          264,835
Shares reacquired                                              (350,512)      (3,179,278)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (190,764)      (1,719,065)
Shares reacquired upon conversion into Class A                  (10,456)         (93,456)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (201,220)   $  (1,812,521)
                                                            -----------    -------------
                                                            -----------    -------------

    20

       Prudential Real Estate Securities Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Year ended March 31, 2001:
Shares sold                                                     192,616    $   1,650,555
Shares issued in reinvestment of dividends                       45,589          382,199
Shares reacquired                                            (1,280,658)     (10,579,656)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (1,042,453)      (8,546,902)
Shares reacquired upon conversion into Class A                  (42,224)        (366,802)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (1,084,677)   $  (8,913,704)
                                                            -----------    -------------
                                                            -----------    -------------
Class C
----------------------------------------------------------
Six months ended September 30, 2001:
Shares sold                                                      72,139    $     647,429
Shares issued in reinvestment of dividends and
  distributions                                                   5,242           46,416
Shares reacquired                                              (137,279)      (1,244,160)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   (59,898)   $    (550,315)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended March 31, 2001:
Shares sold                                                     261,950    $   2,226,817
Shares issued in reinvestment of dividends                        8,027           67,400
Shares reacquired                                              (386,825)      (3,279,749)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (116,848)   $    (985,532)
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Six months ended September 30, 2001:
Shares sold                                                      22,016    $     202,958
Shares issued in reinvestment of dividends and
  distributions                                                   1,809           16,029
Shares reacquired                                               (31,374)        (283,957)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                    (7,549)   $     (64,970)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended March 31, 2001:
Shares sold                                                      80,932    $     687,736
Shares issued in reinvestment of dividends                        3,869           32,151
Shares reacquired                                              (188,637)      (1,571,858)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (103,836)   $    (851,971)
                                                            -----------    -------------
                                                            -----------    -------------

Note 7. Dividends
On October 9, 2001 the Board of Trustees of the Fund declared the following dividends per share, payable on October 12, 2001 to shareholders of record on October 11, 2001.

                                                     Class B
                                    Class A           and C           Class Z
                                    -------       -------------       -------
               Ordinary Income       $.102            $.085            $.108

       Prudential Real Estate Securities Fund
             Financial Highlights (Unaudited)

                                                                    Class A
                                                               ------------------
                                                                Six Months Ended
                                                               September 30, 2001
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $   8.71
                                                                  ----------
Income from investment operations
Net investment income                                                    .19(e)
Net realized and unrealized gain (loss) on investment
   transactions                                                          .31
                                                                  ----------
      Total from investment operations                                   .50
                                                                  ----------
Less distributions
Dividends from net investment income                                    (.14)
Distributions in excess of net investment income                          --
Tax return of capital distributions                                       --
                                                                  ----------
      Total distributions                                               (.14)
                                                                  ----------
Net asset value, end of period                                      $   9.07
                                                                  ----------
                                                                  ----------
TOTAL RETURN(b):                                                        5.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $ 12,072
Average net assets (000)                                            $ 13,941
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees            1.88%(c)
   Expenses, excluding distribution and service (12b-1) fees            1.63%(c)
   Net investment income                                                4.11%(c)
For Class A, B, C and Z shares:
Portfolio turnover(f)                                                     24%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Calculations are made based on average month-end shares outstanding during the period.
(f) Portfolio turnover for periods less than one full year are not annualized.
    22                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                            Class A
----------------------------------------------------------------
                                           May 5, 1998(a)
        Year Ended March 31,                  Through
-------------------------------------        March 31,
      2001                 2000                 1999
----------------------------------------------------------------
    $   7.79             $   7.46             $  10.00
    --------             --------             --------
         .28(e)               .15(e)               .27
         .82                  .42                (2.60)
    --------             --------             --------
        1.10                  .57                (2.33)
    --------             --------             --------
        (.18)                (.21)                (.21)
          --                   --(d)                --
          --                 (.03)                  --
    --------             --------             --------
        (.18)                (.24)                (.21)
    --------             --------             --------
    $   8.71             $   7.79             $   7.46
    --------             --------             --------
    --------             --------             --------
       14.28%                7.74%              (23.29)%
    $ 15,103             $ 16,545             $ 22,465
    $ 16,271             $ 19,631             $ 31,941
        1.87%                1.70%                1.56%(c)
        1.62%                1.45%                1.31%(c)
        3.27%                1.93%                3.47%(c)
          62%                  54%                 122%

    See Notes to Financial Statements                                     23

       Prudential Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                    Class B
                                                               ------------------
                                                                Six Months Ended
                                                               September 30, 2001
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $   8.69
                                                                  ----------
Income from investment operations
Net investment income                                                    .16(e)
Net realized and unrealized gain (loss) on investment
   transactions                                                          .30
                                                                  ----------
      Total from investment operations                                   .46
                                                                  ----------
Less distributions
Dividends from net investment income                                    (.10)
Distributions in excess of net investment income                          --
Tax return of capital distributions                                       --
                                                                  ----------
      Total distributions                                               (.10)
                                                                  ----------
Net asset value, end of period                                      $   9.05
                                                                  ----------
                                                                  ----------
TOTAL RETURN(b):                                                        5.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $ 27,460
Average net assets (000)                                            $ 28,783
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees            2.63%(c)
   Expenses, excluding distribution and service (12b-1) fees            1.63%(c)
   Net investment income                                                3.44%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Calculations are made based on average month-end shares outstanding during the period.
    24                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                            Class B
----------------------------------------------------------------
                                           May 5, 1998(a)
        Year Ended March 31,                  Through
-------------------------------------        March 31,
      2001                 2000                 1999
----------------------------------------------------------------
    $   7.78             $   7.45             $  10.00
    --------             --------             --------
         .21(e)               .09(e)               .20
         .82                  .42                (2.58)
    --------             --------             --------
        1.03                  .51                (2.38)
    --------             --------             --------
        (.12)                (.15)                (.17)
          --                   --(d)                --
          --                 (.03)                  --
    --------             --------             --------
        (.12)                (.18)                (.17)
    --------             --------             --------
    $   8.69             $   7.78             $   7.45
    --------             --------             --------
    --------             --------             --------
       13.35%                6.96%              (23.78)%
    $ 28,118             $ 33,616             $ 54,845
    $ 30,747             $ 47,271             $ 72,034
        2.62%                2.45%                2.31%(c)
        1.62%                1.45%                1.31%(c)
        2.49%                1.16%                2.70%(c)

    See Notes to Financial Statements                                     25

       Prudential Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                    Class C
                                                               ------------------
                                                                Six Months Ended
                                                               September 30, 2001
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $   8.69
                                                                  ----------
Income from investment operations
Net investment income                                                    .16(e)
Net realized and unrealized gain (loss) on investment
   transactions                                                          .30
                                                                  ----------
      Total from investment operations                                   .46
                                                                  ----------
Less distributions
Dividends from net investment income                                    (.10)
Distributions in excess of net investment income                          --
Tax return of capital distributions                                       --
                                                                  ----------
      Total distributions                                               (.10)
                                                                  ----------
Net asset value, end of period                                      $   9.05
                                                                  ----------
                                                                  ----------
TOTAL RETURN(b):                                                        5.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $  4,404
Average net assets (000)                                            $  4,678
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees            2.63%(c)
   Expenses, excluding distribution and service (12b-1) fees            1.63%(c)
   Net investment income                                                3.43%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Calculations are made based on average month-end shares outstanding during the period.
    26                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                            Class C
----------------------------------------------------------------
                                           May 5, 1998(a)
        Year Ended March 31,                  Through
-------------------------------------        March 31,
      2001                 2000                 1999
----------------------------------------------------------------
    $   7.78             $   7.45             $  10.00
    --------             --------             --------
         .21(e)               .09(e)               .20
         .82                  .42                (2.58)
    --------             --------             --------
        1.03                  .51                (2.38)
    --------             --------             --------
        (.12)                (.15)                (.17)
          --                   --(d)                --
          --                 (.03)                  --
    --------             --------             --------
        (.12)                (.18)                (.17)
    --------             --------             --------
    $   8.69             $   7.78             $   7.45
    --------             --------             --------
    --------             --------             --------
       13.35%                6.96%              (23.78)%
    $  4,750             $  5,162             $  9,883
    $  5,096             $  8,215             $ 13,672
        2.62%                2.45%                2.31%(c)
        1.62%                1.45%                1.31%(c)
        2.52%                1.12%                2.71%(c)

    See Notes to Financial Statements                                     27

       Prudential Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                    Class Z
                                                               ------------------
                                                                Six Months Ended
                                                               September 30, 2001
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $   8.72
                                                                  ----------
Income from investment operations
Net investment income                                                    .20(e)
Net realized and unrealized gain (loss) on investment
   transactions                                                          .31
                                                                  ----------
      Total from investment operations                                   .51
                                                                  ----------
Less distributions
Dividends from net investment income                                    (.15)
Distributions in excess of net investment income                          --
Tax return of capital distributions                                       --
                                                                  ----------
      Total distributions                                               (.15)
                                                                  ----------
Net asset value, end of period                                      $   9.08
                                                                  ----------
                                                                  ----------
TOTAL RETURN(b):                                                        5.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $  1,020
Average net assets (000)                                            $  1,044
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees            1.63%(c)
   Expenses, excluding distribution and service (12b-1) fees            1.63%(c)
   Net investment income                                                4.41%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Calculations are made based on average month-end shares outstanding during the period.
    28                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                            Class Z
----------------------------------------------------------------
                                           May 5, 1998(a)
        Year Ended March 31,                  Through
-------------------------------------        March 31,
      2001                 2000                 1999
----------------------------------------------------------------
     $ 7.80               $ 7.47               $10.00
    -------              -------              -------
        .29(e)               .18(e)               .29
        .83                  .41                (2.59)
    -------              -------              -------
       1.12                  .59                (2.30)
    -------              -------              -------
       (.20)                (.23)                (.23)
         --                   --(d)                --
         --                 (.03)                  --
    -------              -------              -------
       (.20)                (.26)                (.23)
    -------              -------              -------
     $ 8.72               $ 7.80               $ 7.47
    -------              -------              -------
    -------              -------              -------
      14.54%                8.02%              (23.05)%
     $1,045               $1,746               $1,530
     $1,376               $1,482               $2,894
       1.62%                1.45%                1.31%(c)
       1.62%                1.45%                1.31%(c)
       3.43%                2.32%                3.76%(c)

    See Notes to Financial Statements                                     29

Prudential Real Estate Securities Fund

Prudential Mutual Funds

Prudential offers a broad range of
mutual funds designed to meet your
individual needs. For information
about these funds, contact your
financial professional or call us
at (800) 225-1852. Read the
prospectus carefully before you
invest or send money.

PRUDENTIAL MUTUAL FUNDS
----------------------------------------------

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund

Balanced/Allocation Funds
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
     www.prudential.com  (800) 225-1852

Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
  Money Market Series

STRATEGIC PARTNERS MUTUAL FUNDS**

Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
Strategic Partners Moderate Growth Fund
Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
Strategic Partners
   Large Capitalization Growth Fund
Strategic Partners
   Large Capitalization Value Fund
Strategic Partners
   Small Capitalization Growth Fund
Strategic Partners
   Small Capitalization Value Fund
Strategic Partners
   International Equity Fund
Strategic Partners
   Total Return Bond Fund

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
Strategic Partners New Era Growth Fund
Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
  Money Market Series

* This fund is not a direct purchase money fund and is only an exchangeable money fund.
**Not exchangeable with the Prudential mutual funds.

Prudential Real Estate Securities Fund

Getting the Most from your Prudential Mutual Fund

Some mutual fund shareholders won't
ever read this--they don't read
annual and semiannual reports. It's
quite understandable. These annual
and semiannual reports are prepared
to comply with federal regulations,
and are often written in language
that is difficult to understand. So
when most people run into those
particularly daunting sections of
these reports, they don't read
them.

WE THINK THAT'S A MISTAKE
At Prudential, we've made some
changes to our mutual funds report
to make it easier to understand and
more pleasant to read. We hope
you'll find it profitable to spend
a few minutes familiarizing yourself
with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance
is often a shareholder's primary
concern, we present performance
information in two different
formats. You'll find it first on
the "Performance at a Glance" page
where we compare the Fund and the
comparable average calculated by
Lipper, Inc., a nationally
recognized mutual fund rating
agency. We report both the
cumulative total returns and the
average annual total returns. The
cumulative total return is the
total amount of income and
appreciation the Fund has achieved
in various time periods. The
average annual total return is an
annualized representation of the
Fund's performance. It gives you an
idea of how much the Fund has
earned in an average year for a
given time period. Under the
performance box, you'll see legends
that explain the performance
information, whether fees and sales
charges have been included in the
returns, and the inception dates
for the Fund's share classes.

See the performance comparison
charts at the back of the report
for more performance information.
Please keep in mind that past
performance is not indicative of
future results.

     www.prudential.com  (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests
your money for you, reports on
successful--and not-so-successful--
strategies in this section of your
report. Look for recent purchases
and sales here, as well as
information about the sectors the
portfolio manager favors, and any
changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to
appear technical, but it's really
just a listing of each security held
at the end of the reporting period,
along with valuations and other
information. Please note that
sometimes we discuss a security in
the "Investment Adviser's Report"
section that doesn't appear in this
listing, because it was sold before
the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets
(the value of the Fund's holdings),
liabilities (how much the Fund
owes), and net assets (the Fund's
equity or holdings after the Fund
pays its debts) as of the end of
the reporting period. It also shows
how we calculate the net asset value
per share for each class of shares.
The net asset value is reduced by
payment of your dividend, capital
gain, or other distribution--but
remember that the money or new
shares are being paid or issued to
you. The net asset value fluctuates
daily, along with the value of
every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which
details income (mostly interest and
dividends earned) and expenses
(including what you pay us to
manage your money). You'll also see
capital gains here--both realized
and unrealized.

Prudential Real Estate Securities Fund

Getting the Most from your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and
expenses translate into changes
in net assets. The Fund is required
to pay out the bulk of its income
to shareholders every year, and this
statement shows you how we do it
(through dividends and distributions)
and how that affects the net assets.
This statement also shows how money
from investors flowed into and out of
the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical
material that can intimidate
readers, but it does contain useful
information. The notes provide a
brief history and explanation of
your Fund's objectives. In
addition, they outline how
Prudential mutual funds prices
securities. The notes also explain
who manages and distributes the
Fund's shares and, more important,
how much they are paid for doing
so. Finally, the notes explain
how many shares are outstanding
and the number issued and redeemed
over the period.

FINANCIAL HIGHLIGHTS
This information contains many
elements from prior pages, but on a
per-share basis. It is designed to
help you understand how the Fund
performed, and to compare this
year's performance and expenses to
those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent
accountant looks over our books and
certifies that the financial statements
are fairly presented in accordance with
generally accepted accounting principles.

TAX INFORMATION
This is information that we report
annually about how much of your
total return is taxable. Should you
have any questions, you may want to
consult a tax adviser.

      www.prudential.com  (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the
annual report and are required by
the Securities Exchange Commission.
Performance is presented here as
the return on a hypothetical
$10,000 investment in the Fund
since its inception or for 10 years
(whichever is shorter). To help you
put that return in context, we are
required to include the performance
of an unmanaged, broad-based
securities index as well. The index
does not reflect the cost of buying
the securities it contains or the
cost of managing a mutual fund. Of
course, the index holdings do not
mirror those of the Fund--the index
is a broad-based reference point
commonly used by investors to
measure how well they are doing. A
definition of the selected index is
also provided. Investors cannot
invest directly in an index.

Prudential Real Estate Securities Fund

Getting the Most from your Prudential Mutual Fund

When you invest through Prudential
Mutual Funds, you receive financial
advice from a Prudential Securities
Financial Advisor or Pruco Securities
registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can
help you match the reward you seek
with the risk you can tolerate.
Risk can be difficult to gauge--
sometimes even the simplest
investments bear surprising risks.
The educated investor knows that
markets seldom move in just one
direction. There are times when a
market sector or asset class will
lose value or provide little in the
way of total return. Managing your
own expectations is easier with
help from someone who understands
the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help
you wade through the numerous
available mutual funds to find the
ones that fit your individual
investment profile and risk tolerance.
While the newspapers and popular
magazines are full of advice about
investing, they are aimed at
generic groups of people or representative individuals--not at you personally.
Your financial professional will
review your investment objectives
with you. This means you can make
financial decisions based on the
assets and liabilities in your
current portfolio and your risk
tolerance--not just based on the
current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle
and selling at the bottom are among
the most common investor mistakes.
But sometimes it's difficult to
hold on to an investment when it's
losing value every month. Your
financial professional can answer
questions when you're confused or
worried about your investment, and
should remind you that you're
investing for the long haul.

       www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Steven Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Bernard Winograd, Vice President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

Fund Symbols    NASDAQ     CUSIP
     Class A    PURAX    74436U102
     Class B    PURBX    74436U201
     Class C     --      74436U300
     Class Z     --      74436U409

The views expressed in this report
and information about the Fund's
portfolio holdings are for the
period covered by this report and
are subject to change thereafter.

The accompanying financial
statements as of September 30,
2001, were not audited and,
accordingly, no opinion is
expressed on them.

(LOGO)

Cusip Numbers   74436U102  74436U201  74436U300  74436U409

MF182E2  IFS-A067015

(LOGO) Printed on Recycled Paper